11 Recoverable taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 1,634	R$ 2,081
Recoverable taxes, current	768	1,119
Recoverable taxes, non-current	866	962
State tax credits - ICMS [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	1,311	1,189
Social integration program (PIS) and contribution for social security financing (COFINS) [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	141	353
Social security contribution (INSS) [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	36	27
Income tax and social contribution [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	144	410
Other [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	2	25
Other recoverable taxes - exito group [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		R$ 77